Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments
Financial Instruments

25.         Financial Instruments

Financial Assets and Liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2019	2018

Fair value through profit or loss
Warrants	Level 2	$40	$24
Embedded derivative - Wheaton agreement	Level 3	$15,160	$9,671

Fair value through other comprehensive loss
Investment in marketable securities	Level 1	$1,289	$736
		$16,489	$10,431

During the year ended December 31, 2019, the fair value of warrants were estimated using the Black-Scholes option pricing model, assuming a risk-free interest rate of 1.71% (2018 – 1.85%) per annum, an expected life of options of 0.55 to 1.30 years (2018 – 0.62 to 1.98 years), an expected volatility of 75% to 81% (2018 – 72% to 93%) based on historical volatility and no expected dividends (2018 – nil).

During the year ended December 31, 2019, the fair value of the embedded derivative related to the Wheaton agreement was estimated using a probability-based dynamic pricing structure resulting in a mark-to-market adjustment of $5,489,000 (2018 – 3,071,000). The model currently relies upon inputs from the pre-feasibility study dated March 28, 2019, and considers payable ounces delivered and head grade. The model is updated quarterly for the discount rate used and silver price assumptions based on the risk-free yield curve and silver price forward curve at quarter end.

The carrying amounts of all of the Corporation’s other financial assets and liabilities, carried at amortized cost, reasonably approximate their fair values due to their short-term nature.

Financial Instrument Risk Exposure

The Corporation’s activities expose it to a variety of financial risks: market risk (currency risk), credit risk , commodity risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks in co-operation with the Corporation’s operating units. The Corporation’s overall risk management program seeks to minimize potential adverse effects on the Corporation’s financial performance, in the context of its general capital management objectives as further described in Note 26.

Currency Risk

Substantially all of the Corporation’s property, plant and equipment and mineral properties are located in Canada; all of its mining operations occur in Canada; and a significant majority of its environmental services revenues are earned in Canada. However, if commercial production recommences at the Keno Hill Silver District, the Corporation’s exposure to US dollar currency risk significantly increases as sales of concentrate and the settlement of the Wheaton streaming payments will be effected in US dollars. In addition, a portion of its environmental services revenues, and receivables arising therefrom, are also denominated in US dollars. As well, while a significant majority of the Corporation’s operating costs are denominated in Canadian dollars, it does have some exposure to costs, as some accounts payable and accrued liabilities are denominated in US dollars. The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31	December 31
	2019	2018

Cash and cash equivalents	$588	$1,374
Accounts and other receivable	1,282	917
Accounts payable and accrued liabilities	(925)	(649)
Net exposure	$945	$1,642

Based on the above net exposure at December 31, 2019, a 10% depreciation or appreciation of the US dollar against the Canadian dollar would result in an approximately $94,500 decrease or increase respectively in both net and comprehensive loss (2018 – $164,000). The Corporation has not employed any currency hedging programs during the current period.

Credit Risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2019	2018

Trade receivables
Currently due	$5,229	$5,228
Past due by 90 days or less, not impaired	1,082	1,375
Past due by greater than 90 days, not impaired	61	86
	6,372	6,689

Cash	6,313	3,629
Demand deposits	528	4,947
Term deposits	2,777	2,725

	$15,990	$17,990

Substantially all of the Corporation’s cash, cash equivalents and term deposits are held with major financial institutions in Canada, and management believes the exposure to credit risk with respect to such institutions is not significant. Those financial assets that potentially subject the Corporation to credit risk are primarily receivables. Management actively monitors the Corporation’s exposure to credit risk under its financial instruments, particularly with respect to receivables. The Corporation considers the risk of material loss to be significantly mitigated due to the financial strength of the parties from whom the receivables are due, including with respect to trade accounts receivable as the Corporation’s major customers include government organizations as well as substantial corporate entities. The Corporation historically has not had difficulty collecting receivables from its customers, nor have customers defaulted on payments which would lead to potential impairment. Receivables that are past due by greater than 90 days have been subsequently collected.

Commodity Risk

The Corporation is subject to commodity price risk from fluctuations in the market prices for silver, lead and zinc. Commodity price risks are affected by many factors that are outside the Corporation’s control including the supply of and demand for metals, inflation, global consumption patterns and political and economic conditions. The financial instrument impacted by commodity prices for the Corporation is the embedded derivative asset. The fair value of the embedded derivative asset is highly correlated to the market price of these metals. The Corporation is exposed to commodity risk at the balance sheet date through the fair value adjustments of its embedded derviate asset:

	December 31	December 31
	2019	2018

Embedded derivative asset	$15,160	$9,671
Total exposure	$15,160	$9,671

Based on the above exposure, the fair value of the embedded derivative asset with a 10% change in the prevailing commodity prices as at December 31, 2019, with all other variables constant, would result in an approximately $1,516,000 decrease or increase respectively in both net and comprehensive loss (2018 – $967,000). The Corporation has not employed any commodity hedging programs during the current period.

Liquidity Risk

Liquidity risk is the risk that the Corporation will not be able to meet its obligations associated with financial liabilities. The Corporation has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements as well as the growth and development of its mining projects. The Corporation coordinates this planning and budgeting process with its financing activities through the capital management process described in Note 26. The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2019	2018

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$5,143	$7,210
In later than 90 days, not later than one year	—	—

	$5,143	$7,210